Income Taxes - Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Equity settled share-based payments	€ 17,925	€ 96,810	€ 71,990
Income tax reconciliation effect of equity settled share-based payments			19,883
Recognition of the day one effect of the convertible loan in equity			34,084
Income tax reconciliation effect of recognition of the day one effect of the convertible loan in equity			9,390
Transaction cost deducted from equity			503
Income tax reconciliation effect of transaction cost deducted from equity			139
Embedded derivative of the convertible loans	€ 96,194	€ 102,207	€ 102,207	€ 3,981
Income tax reconciliation effect of embedded derivative of the convertible loans				€ 1,097